Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Nature of Operations

1. Nature of Operations

Alimera Sciences, Inc. (the Company) is a biopharmaceutical company that specializes in the research, development and commercialization of prescription ophthalmic pharmaceuticals. The Company was formed on June 4, 2003 under the laws of the State of Delaware.

The Company is presently focused on diseases affecting the back of the eye, or retina, because the Company’s management believes these diseases are not well treated with current therapies and represent a significant market opportunity. The Company’s most advanced product candidate is ILUVIEN®, which has received marketing authorization in the United Kingdom, Austria, Portugal, France and Germany, and has been recommended for marketing authorization in Italy and Spain, for the treatment of vision impairment associated with diabetic macular edema (DME) considered insufficiently responsive to available therapies. DME is a disease of the retina that affects individuals with diabetes and can lead to severe vision loss and blindness.

The Company submitted a New Drug Application (NDA) in June 2010 for the low dose of ILUVIEN in the U.S. with the U.S. Food and Drug Administration (FDA), followed by registration filings in the United Kingdom, Austria, France, Germany, Italy, Portugal and Spain under the European Union’s (EU) Decentralized Procedure (DCP) in July 2010, with the United Kingdom acting as the Reference Member State (RMS). The RMS is responsible for coordinating the review and approval process between itself and the other involved countries, or Concerned Member States.

In November 2010, the Company received a Preliminary Assessment Report (PAR) from the RMS and in December 2010, it received a Complete Response Letter (CRL) from the FDA regarding its respective registration filings. The primary concerns expressed in both the PAR and the CRL centered on the benefits of ILUVIEN in treating DME patients versus the risk of its side effects. Upon further analysis of data from the Company’s two Phase 3 pivotal clinical trials (collectively, the FAMETM Study) through its final readout at month 36, the Company determined that a pre-planned subgroup of chronic DME patients demonstrated a greater benefit to risk profile than the full population dataset in its original filings.

The Company submitted its response to the CRL to the FDA in May 2011, including additional safety and efficacy data through the final readout at month 36 of the FAME Study with an emphasis on the chronic DME subgroup. In July 2011, the Company submitted a draft response to the PAR to the United Kingdom Medicines and Healthcare products Regulatory Agency (MHRA), the regulatory body in the RMS, which included a similar data package.

In November 2011, the FDA issued a second CRL to communicate that the NDA could not be approved in its then current form stating that the NDA did not provide sufficient data to support that ILUVIEN is safe and effective in the treatment of patients with DME. The FDA stated that the risks of adverse reactions shown for ILUVIEN in the FAME Study were significant and were not offset by the benefits demonstrated by ILUVIEN in these clinical trials. In its second CRL, the FDA indicated that the Company would need to conduct two additional clinical trials to demonstrate that the product is safe and effective for the proposed indication. During the second quarter of 2012, the Company met with the FDA in an effort to gain a better understanding of the regulatory path for ILUVIEN in the U.S. Based upon this meeting, the Company plans to submit to the FDA a response to the second CRL to include additional analysis of the benefits and risks of ILUVIEN based upon clinical data available from the FAME Study.

After meetings and discussions with the MHRA, the Company finalized and submitted its response to the PAR to the MHRA in November 2011. In February 2012, the Company received a Final Assessment Report (FAR) from the MHRA indicating that the United Kingdom, Austria, France, Germany, Italy, Portugal and Spain had reached a consensus that ILUVIEN was approvable and that the DCP was complete. Upon receipt of the FAR, the Company entered the national phase with each of these seven countries. During the national phase, labeling in each country’s local language is finalized. As part of the approval process in these countries, the Company has committed to conduct a five-year, post-authorization, open label registry study of ILUVIEN in 800 patients with chronic DME. ILUVIEN has received marketing authorization in the United Kingdom, Austria, Portugal, France and Germany for the treatment of vision impairment associated with chronic DME considered insufficiently responsive to available therapies.

The Company currently plans to launch ILUVIEN in Germany, the United Kingdom and France in 2013, and is pursuing pricing and reimbursement in those countries. In July 2012, the Company received a letter from Germany’s Federal Joint Committee indicating that the automatic obligation to submit a dossier on ILUVIEN, per the Arzneimittelmarkt-Neuordnungsgesetz law, would not be necessary, and that a benefit assessment would not be required. This allows the Company to launch ILUVIEN in Germany without price restriction. In August 2012, the Company received an appraisal consultation document from the United Kingdom’s National Institute for Health and Clinical Excellence (NICE) with a preliminary recommendation that ILUVIEN is not recommended given the cost of £5500 and other variables included in the Company’s submission to NICE. This document is not NICE’s final guidance and the recommendation may change prior to NICE’s final appraisal determination. The Company provided further comments on the draft appraisal and additional data in advance of the second appraisal meeting that was held in October 2012. The Company is currently awaiting additional feedback from NICE.

In April 2012, the Company established a wholly-owned subsidiary in the United Kingdom, Alimera Sciences Limited, to facilitate transacting business in the EU. Since its inception there have been no employees of Alimera Sciences Limited. As of September 30, 2012 Alimera Sciences Limited had no employees. Alimera Sciences Limited expects to hire approximately three employees prior to the end of the year ending December 31, 2012.

1. NATURE OF OPERATIONS

Alimera Sciences, Inc. (the Company) is a biopharmaceutical company that specializes in the research, development, and commercialization of ophthalmic pharmaceuticals. The Company was formed on June 4, 2003 under the laws of the State of Delaware.

The Company is presently focused on diseases affecting the back of the eye, or retina, because the Company’s management believes these diseases are not well treated with current therapies and represent a significant market opportunity. The Company’s most advanced product candidate is ILUVIEN®, which is being developed for the treatment of diabetic macular edema (DME). DME is a disease of the retina which affects individuals with diabetes and can lead to severe vision loss and blindness.

In February 2012, ILUVIEN received a positive outcome from the Decentralized Procedure with the issuance of a Final Assessment Report (FAR) from the United Kingdom Medicines Healthcare products Regulatory Agency (MHRA) indicating that it is approvable for the treatment of vision impairment associated with DME considered insufficiently responsive to available therapies in the United Kingdom, Austria, France, Germany, Italy, Portugal and Spain.

On April 21, 2010, the Company’s Registration Statement on Form S-1 (as amended) was declared effective by the Securities and Exchange Commission (SEC) for the Company’s initial public offering (IPO), pursuant to which the Company sold 6,550,000 shares of its common stock at a public offering price of $11.00 per share. The Company received net proceeds of approximately $68,395,000 from this transaction, after deducting underwriting discounts and commissions. In connection with its IPO, the Company effected a 1 for 3.4 reverse split of the Company’s common and preferred stock. All share and per share amounts in the accompanying financial statements and notes have been retroactively adjusted for all periods presented to give effect to the reverse stock split.

In September 2010, the Company completed two Phase 3 pivotal clinical trials (collectively, the FAMETM Study) on both a high and low dose of ILUVIEN involving 956 patients in sites across the U.S., Canada, Europe and India to assess the efficacy and safety of ILUVIEN in the treatment of DME over a 36 month period. Based on an analysis of the data through month 24 of the FAME Study in December 2009, the Company submitted a New Drug Application (NDA) in June 2010 for the low dose of ILUVIEN in the U.S. with the U.S. Food and Drug Administration (FDA), followed by registration filings in the United Kingdom, Austria, France, Germany, Italy, Portugal and Spain under the European Union’s (EU) decentralized procedure in July 2010 with the United Kingdom acting as the Reference Member State (RMS). The RMS is responsible for coordinating the review and approval process between itself and the other involved countries, or Concerned Member States.

In November 2010, the Company received a Preliminary Assessment Report (PAR) from the RMS and in December 2010, it received a Complete Response Letter (CRL) from the FDA regarding its respective registration filings. The primary concerns expressed in both the PAR and the CRL centered on the benefits of ILUVIEN in treating DME patients versus the risk of its side effects. Upon further analysis of the FAME Study data through its final readout at month 36, the Company determined that a pre-planned subgroup of chronic DME patients demonstrated a greater benefit to risk profile than the full population dataset in our original filings.

The Company submitted its response to the CRL to the FDA in May 2011, including additional safety and efficacy data through month 36 of the FAME Study with an emphasis on the chronic DME subgroup. In July 2011, the Company submitted a draft response to the PAR to the MHRA, the regulatory body in the RMS, which included a similar data package.

In November 2011, the FDA issued a second CRL to communicate that the NDA could not be approved in its current form due primarily to concerns about the benefit to risk profile of ILUVIEN. Management expects to meet with the FDA in the second quarter of 2012 to discuss the second CRL and the regulatory status of ILUVIEN.

After meetings and discussions with the MHRA, the Company finalized and submitted its response to the PAR to the MHRA in November 2011. In February 2012, The Company received a FAR from the MHRA indicating that the United Kingdom, Austria, France, Germany, Italy, Portugal and Spain had reached a consensus that ILUVIEN was approvable and that the DCP was complete. Upon receipt of the FAR, the Company entered the national phase with each of these seven countries. As part of the approval process in these countries, the Company has committed to conduct a five-year, post-authorization, open label registry study of ILUVIEN in patients with chronic DME.